Provision for judicial and administrative proceedings (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 20,123,806	R$ 18,140,556
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	1,418,874	1,292,202
Civil Contingent Liability 1 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	141,858	160,696
Civil Contingent Liability 2 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	293,203	258,683
Civil Contingent Liability 3 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	455,481	493,806
Civil Contingent Liability 4 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	230,360	216,054
Civil Contingent Liability 5 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	116,613	99,743
Other contingent liabilities [member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 181,359	R$ 63,220